Available-for-sale financial assets and held-to-maturity financial assets (Tables)	12 Months Ended
Dec. 31, 2018
Available-for-sale financial assets and held-to-maturity financial assets [Abstract]
Available-for-sale financial assets and held-to-maturity financial assets
(a)	Available-for-sale financial assets and held-to-maturity financial assets as of December 31, 2017 are as follows:

	2017
Available-for-sale financial assets:
Debt securities:
Government bonds	~~W~~	7,570,104
Financial institution bonds		17,649,694
Corporate bonds and others		11,966,754

		37,186,552

Equity securities (*1):
Stocks		1,026,666
Equity investments		749,818
Beneficiary certificates		3,126,851
Others		27,050

		4,930,385

		42,116,937

Held-to-maturity financial assets:
Debt securities:
Government bonds		15,164,133
Financial institutions bonds		2,708,148
Corporate bonds and others		7,118,399

		24,990,680

	~~W~~	67,107,617

(*1)	Equity securities with no quoted market prices in active markets and for which the fair value cannot be measured reliably are recorded at cost were ~~W~~126,220 million as of December 31, 2017.

Gain or loss on sale of available-for-sale financial assets
(b)	Gain or loss on sale of available-for-sale financial assets for the year ended December 31, 2016 and 2017 are as follows:

	2016		2017
Gain on sale of available-for-sale financial assets	~~W~~	707,134	529,411
Loss on sale of available-for-sale financial assets		(59,593)	(30,224)

	~~W~~	647,541	499,187